ORDINARY SHARES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance at the beginning	$ 24,578	$ 272,272	$ 33,029
Issued in the period	7,754	5,204	195,406
Balance at the end	158	24,578	272,272
Ordinary share capital
Disclosure of classes of share capital [line items]
Balance at the beginning	634	622	403
Issued in the period	78	12	219
Balance at the end	712	634	622
Additional paid in Capital
Disclosure of classes of share capital [line items]
Balance at the beginning	202,103	196,911	1,724
Issued in the period	7,676	5,192	195,187
Balance at the end	209,779	202,103	196,911
Ordinary Shares | Ordinary share capital
Disclosure of classes of share capital [line items]
Balance at the beginning	634	622
Issued in the period	78	12
Balance at the end	$ 712	$ 634	$ 622